Depreciation and amortization (Tables)	12 Months Ended
Mar. 31, 2024
Depreciation and amortisation expense [abstract]
Schedule of depreciation and amortization
	March 31,
	2022	2023	2024
Depreciation	14,752	14,307	20,336
Amortization	230,758	119,196	122,920
Depreciation on right of use assets	62,643	56,649	54,271
Total	308,153	190,152	197,527